Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements [Abstract]
Schedule of liabilities measured at fair value on a recurring basis
Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2016
	US$	US$	US$	US$
Warrant liabilities	-	-	1,344	1,344

Liabilities	-	-	1,344	1,344

Schedule of no asset and liabilities measured at fair value on recurring basis
Warrant liabilities
US$

Fair value at January 1, 2016	-
Increase in liability	1,332
Changes in the fair value	12
Fair value at December 31, 2016	1,344
Changes in the fair value	200
Fair value at August 18, 2017	1,544
Transfer to permanent equity	(1,544)
Fair value at December 31, 2017	-